Loans and Allowance for Credit Losses, Loans by Credit Impairment Methodology (Details) - USD ($) $ in Millions	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	$ 9,945		$ 9,435
Allowance for Credit Losses, Individually evaluated	2,593		3,076
Total allowance for credit losses	12,540		12,512		$ 13,169	$ 14,971	$ 17,477	$ 19,668
Financing Receivable, Collectively evaluated	928,496		872,768
Financing Receivable, Individually evaluated	22,377		23,820
Loans	967,604	[1]	916,559	[1]	862,551	822,286	798,351
Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	6,392		5,999
Allowance for Credit Losses, Individually evaluated	1,000		872
Total allowance for credit losses	7,394		6,872		6,377
Financing Receivable, Collectively evaluated	500,487		452,063
Financing Receivable, Individually evaluated	5,372		3,808
Loans	506,536		456,583		414,826	377,090	359,814
Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	3,553		3,436
Allowance for Credit Losses, Individually evaluated	1,593		2,204
Total allowance for credit losses	5,146		5,640		6,792
Financing Receivable, Collectively evaluated	428,009		420,705
Financing Receivable, Individually evaluated	17,005		20,012
Loans	461,068		459,976		$ 447,725	$ 445,196	$ 438,537
Allowance for Doubtful Accounts [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	2		1
Allowance for Doubtful Accounts [Member] | Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	2		1
Allowance for Doubtful Accounts [Member] | Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	0		0
PCI Loans Carrying Value [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Financing Receivable, Recorded Investment, Current	16,731		19,971
PCI Loans Carrying Value [Member] | Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Financing Receivable, Recorded Investment, Current	677		712
PCI Loans Carrying Value [Member] | Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Financing Receivable, Recorded Investment, Current	$ 16,054		$ 19,259

[1]	(2)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.